Capital Assets (Schedule) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 1,649,626,000	$ 1,643,452,000
Accumulated amortization	721,076,000	706,200,000
Net book value	928,550,000	937,252,000
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	133,716,000	141,470,000
Accumulated amortization	0	0
Net book value	133,716,000	141,470,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	275,452,000	286,494,000
Accumulated amortization	72,795,000	64,400,000
Net book value	202,657,000	222,094,000
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	842,994,000	859,474,000
Accumulated amortization	412,138,000	430,154,000
Net book value	430,856,000	429,320,000
Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Cost	364,978,000	323,180,000
Accumulated amortization	209,764,000	186,144,000
Net book value	155,214,000	137,036,000
Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	32,486,000	32,834,000
Accumulated amortization	26,379,000	25,502,000
Net book value	$ 6,107,000	$ 7,332,000